Financial Assets Held for Trading and Designated at Fair Value Through Profit or Loss - Additional Information (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets held for trading [Line Items]
Fair value of financial assets held for trading	R$ 434,169	R$ 465,581
Itau Vida e Previdencia S.A. [Member]
Disclosure of financial assets held for trading [Line Items]
Fair value of financial assets held for trading	R$ 197,648	R$ 205,820